Revenues from Contracts with Customers (Tables)	9 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenues from Contracts With Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the nine and three months ended December 31, 2020 and 2021 are as follows;

	Millions of yen	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Revenues from contracts with customers	¥781,423	¥916,776
Other revenues *	884,271	951,337

Total revenues	¥1,665,694	¥1,868,113

	Millions of yen	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Revenues from contracts with customers	¥275,680	¥321,665
Other revenues *	305,276	304,914

Total revenues	¥580,956	¥626,579

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2021 and December 31, 2021.

	Millions of yen
	March 31, 2021	December 31, 2021
Trade Notes, Accounts and Other Receivable	¥180,828	¥194,189
Contract assets (Included in Other Assets)	6,558	14,702
Contract liabilities (Included in Other Liabilities)	40,436	35,107